Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Measurement
Fair Value Measurement

14. Fair Value Measurement

The following table summarizes, for assets measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy as of December 31, 2017 and 2018:

	Fair Value Measurements
	(in thousands)
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
As of December 31, 2017:
Bank time deposits*	$791,730	$—	$791,730	$—
Available-for-sale equity securities**	4,279	4,279	—	—
Total	$796,009	$4,279	$791,730	$—

As of December 31, 2018:
Bank time deposits*	$591,269	$—	$591,269	$—
Equity securities with readily determinable market value **	1,476	1,476	—	—
Total	$592,745	$1,476	$591,269	$—

* Included in short-term investments on the Group’s consolidated balance sheets.

** Included in long-term investments on the Group’s consolidated balance sheets.

Recurring

The Group measures bank time deposits and available-for-sale securities/securities with readily determinable fair values on a recurring basis.

The fair value of the Group’s available-for-sale securities/securities with readily determinable fair values are determined based on the quoted market price (Level 1). The fair value of the Group's bank time deposits are determined based on the quoted market price for similar products (Level 2).

The Group reviews its available-for-sale securities regularly to determine if an investment is impaired due to changes in quoted market price or other impairment indicators prior to 2018. For the years ended December 31, 2016 and 2017, impairment related to available-for-sale securities was $4.8 million and nil, respectively (see Note 4 for further information). With the adoption of new investment guidance under ASC 820, the available-for-sale securities were reclassified as investments with readily determinable fair values beginning January 1, 2018 with their fair value change recognized in earnings immediately. There will no longer be any impairment from an available-for-sale classification for equity securities.

Non-recurring

For those investments without readily determinable fair value, the Group measures them at fair value when observable price changes are identified or impairment charge were recognized. The fair values of the Group’s privately held investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates or based on the similar transaction price in the market directly. The Group classifies the valuation techniques on those investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

The Group measures equity method investments at fair value on a non-recurring basis only if an impairment charge is recognized. As of December 31, 2018, certain privately held investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to fair values, considering the investees’ financial performance, assumptions about future growth, and future financing plan, with impairment charges incurred and recorded in earnings for the year then ended. The impairment charges related to these investments were $35.4 million and $4.7 million for the years ended December 31, 2016 and 2017, respectively. The Group also recognized an impairment charge of $23.6 million for those investments without readily determinable fair values in 2018. The fair value of the privately held investments was measured based on discounted cash flow with unobservable inputs including the discount curve of market interest rates, which ranged from 12% to 20%.

The Group’s non-financial assets, such as intangible assets, goodwill and fixed assets, are measured at fair value only if they were determined to be impaired. In accordance with the Group’s policy to perform an impairment assessment of its goodwill on an annual basis as of the balance sheet date or when facts and circumstances warrant a review, the Group performed an impairment assessment on its goodwill by reporting unit annually. The Group concluded that no write-down was warranted for the years ended December 31, 2016 and 2017, respectively, and made an impairment charge of $10.6 million for the goodwill arising from certain previous acquisitions for the year ended December 31, 2018, and the remaining carrying value was nil after the impairment.

The carrying amount of cash and cash equivalents, short-term investments, accounts receivable due from third parties, accounts receivable due from Alibaba, accounts receivable due from other related parties, amount due from SINA, accounts payable, accrued and other liabilities approximates fair value because of their short-term nature.